Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2024
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 3
June 30, 2024
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	89,958	-	-	89,958	23,514	113,472
Investments in financial assets:
- Public companies’ securities	-	17,561	-	17,561	-	17,561
- Mutual funds	-	61,191	-	61,191	-	61,191
- Bonds	-	41,887	-	41,887	-	41,887
- Others	5,516	4,675	25	10,216	-	10,216
Derivative financial instruments:
- Options on companies	57	-	-	57	-	57
Cash and cash equivalents:
- Cash at bank and on hand	20,503	-	-	20,503	-	20,503
- Short-term investments	-	7,794	-	7,794	-	7,794
Total assets	116,034	133,108	25	249,167	23,514	272,681
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 3
June 30, 2024
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	36,699	-	-	36,699	74,305	111,004
Borrowings (Note 20)	366,754	-	-	366,754	-	366,754
Derivative financial instruments:
- Bond futures	-	4	-	4	-	4
Total liabilities	403,453	4	-	403,457	74,305	477,762
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
		Level 1
June 30, 2023
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	89,732	-	89,732	27,322	117,054
Investments in financial assets:
- Public companies’ securities	-	18,747	18,747	-	18,747
- Mutual funds	-	74,871	74,871	-	74,871
- Bonds	-	34,236	34,236	-	34,236
- Others	2,330	4,808	7,138	-	7,138
Cash and cash equivalents:
- Cash at bank and on hand	19,520	-	19,520	-	19,520
- Short term investments	-	12,933	12,933	-	12,933
Total assets	111,582	145,595	257,177	27,322	284,499
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1
June 30, 2023
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	56,528	-	56,528	75,149	131,677
Borrowings (Note 20)	401,033	-	401,033	-	401,033
Derivative financial instruments:
- Bond futures	-	22	22	-	22
Total liabilities	457,561	22	457,583	75,149	532,732

Schedule of book value of financial instruments recognized
	06.30.2024			06.30.2023
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	97,321	(7,363)	89,958	95,245	(5,513)	89,732
Financial liabilities
Trade and other payables	29,336	7,363	36,699	51,015	5,513	56,528

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	33,890	-	33,890
Interest expense	(39,306)	-	(39,306)
Interest expense on lease liabilities	(1,050)	-	(1,050)
Foreign exchange gains, net	14,987	-	14,987
Loss from repurchase of NCN	(181)	-	(181)
Fair value gain on financial assets at fair value through profit or loss	-	95,510	95,510
Interest and allowances generated by operating credits	1,890	-	1,890
Loss from derivative financial instruments, net	-	(1,387)	(1,387)
Other finance costs	(11,882)	-	(11,882)
Total financial instruments (i)	(1,652)	94,123	92,471
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	3,064	-	3,064
Interest expense	(44,245)	-	(44,245)
Interest expense on lease liabilities	(825)	-	(825)
Foreign exchange gains, net	25,124	-	25,124
Gain from repurchase of NCN	739	-	739
Fair value gain on financial assets at fair value through profit or loss	-	27,518	27,518
Interest and allowances generated by operating credits	2,456	-	2,456
Gain from derivative financial instruments, net	-	171	171
Other finance costs	(7,039)	-	(7,039)
Total financial instruments (i)	(20,726)	27,689	6,963
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	3,707	-	3,707
Interest expense	(65,441)	-	(65,441)
Interest expense on lease liabilities	(962)	-	(962)
Foreign exchange gains, net	115,383	-	115,383
Gain from repurchase of NCN	11,694	-	11,694
Fair value gain on financial assets at fair value through profit or loss	-	11,645	11,645
Interest and allowances generated by operating credits	1,026	-	1,026
Gain from derivative financial instruments, net	-	261	261
Other finance costs	(3,705)	-	(3,705)
Total financial instruments (i)	61,702	11,906	73,608

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-